Income tax - Summary of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	€ 165	€ 20	€ 3	€ 13
Net deferred tax assets	165	20
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(63)	(52)
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	148	14
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	191	97
Property and equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	34	32
Unrealized gains
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(173)	(117)
Lease right-of-use asset
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(67)	(69)
Lease liability
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	86	105
Accrued expenses and other liabilities
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	3	1
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	€ 6	€ 9